COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
21.	COMMITMENTS AND CONTINGENCIES

(a)	Capital commitments

As of September 30, 2015 and 2016, capital commitments for the purchase of long-term assets are as follows:

	September 30,
	2015	2016
	RMB	RMB

Equipment	4,877	4,172
Intangible assets	-	1,000

	4,877	5,172

(b)	Operating lease

The Company leased certain land use rights for seed development and office premises under non-cancellable leases. Rental expenses under operating leases for the years ended September 30, 2014, 2015 and 2016 were RMB3,185, RMB2,990 and RMB4,598 respectively.

As of September 30, 2016, the Company was obligated under operating leases requiring minimum rental as follows:

RMB
Year ending September 30,

2017	1,642
2018	654
2019	470
2020	457
Thereafter	3,468

6,691